Warrants (Changes in Fair Value of Warrant Liability) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	$ 1,860	$ 14,518	$ 5,358
Fair Value of Warrants Granted	10,357	9,886	10,296
Fair Value Of Warrants Exercised	0	(324)	0
Change in fair value of warrants	(3,707)	(22,220)	(1,136)
Warrant liability, Ending balance	8,510	1,860	14,518
February 2017
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	0
Fair Value of Warrants Granted	10,357
Fair Value Of Warrants Exercised	0
Change in fair value of warrants	(2,345)
Warrant liability, Ending balance	8,012	0
July 2016
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	753	0
Fair Value of Warrants Granted	0	4,296
Fair Value Of Warrants Exercised	0	0
Change in fair value of warrants	(540)	(3,543)
Warrant liability, Ending balance	213	753	0
January 2016
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	529	0
Fair Value of Warrants Granted	0	5,590
Fair Value Of Warrants Exercised	0	0
Change in fair value of warrants	(375)	(5,061)
Warrant liability, Ending balance	154	529	0
March 2015
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	432	10,337	0
Fair Value of Warrants Granted	0	0	10,296
Fair Value Of Warrants Exercised	0	0	0
Change in fair value of warrants	(301)	(9,905)	41
Warrant liability, Ending balance	131	432	10,337
September 2013
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	81	1,933	2,560
Fair Value of Warrants Granted	0	0	0
Fair Value Of Warrants Exercised	0	0	0
Change in fair value of warrants	(81)	(1,852)	(627)
Warrant liability, Ending balance	0	81	1,933
December 2012
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	65	1,565	2,027
Fair Value of Warrants Granted	0	0	0
Fair Value Of Warrants Exercised	0	0	0
Change in fair value of warrants	(65)	(1,500)	(462)
Warrant liability, Ending balance	0	65	1,565
April 2011
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	0	537	625
Fair Value of Warrants Granted	0	0	0
Fair Value Of Warrants Exercised	0	(278)	0
Change in fair value of warrants	0	(259)	(88)
Warrant liability, Ending balance	0	0	537
March 2011
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	0	144	144
Fair Value of Warrants Granted		0	0
Fair Value Of Warrants Exercised		(46)	0
Change in fair value of warrants		(98)	0
Warrant liability, Ending balance		0	144
March 2010
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	$ 0	2	2
Fair Value of Warrants Granted		0	0
Fair Value Of Warrants Exercised		0	0
Change in fair value of warrants		(2)	0
Warrant liability, Ending balance		$ 0	$ 2